REVENUE - Schedule of Revenue from Contracts with Customers Disaggregated (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 0	$ 186,743	$ 142,827	$ 1,710,794	$ 2,085,532	$ 1,440,428
At a point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized	0	186,743	123,827	1,705,794	2,080,532	1,438,628
Over time [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 0	$ 0	$ 19,000	$ 5,000	$ 5,000	$ 1,800